Notes Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Note 1
Debt Instrument, Issuance Date	Oct. 17, 2016	Oct. 17, 2016
Debt Instrument, Description	Company entered into a Securities Purchase Agreement	Company entered into a Securities Purchase Agreement
Debt Instrument, Face Amount	$ 1,000,000	$ 1,000,000
Long-term Debt	$ 969,703	$ 920,114
Debt Instrument, Maturity Date	Oct. 17, 2017	Oct. 17, 2017
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%
Note 2
Debt Instrument, Issuance Date	Oct. 17, 2016	Oct. 17, 2016
Debt Instrument, Description	Company entered into a Registration Rights Agreement	Company entered into a Registration Rights Agreement
Debt Instrument, Collateral	secured by the assets of the Company	secured by the assets of the Company
Debt Instrument, Convertible, Terms of Conversion Feature	convertible into shares of Common Stock	convertible into shares of Common Stock